Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 4,980	$ 8,395	$ 7,908	$ 21,246	$ 13,432
Exchange variation (not taxable) or not deductible	(188)	71	751	(70)	151
Income before income taxes, equity results and noncontrolling interests after exchange variation	4,792	8,466	8,659	21,176	13,583
Tax at Brazilian composite rate	(1,631)	(2,878)	(2,945)	(7,201)	(4,619)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	578	258	208	1,272	626
Difference on tax rates of foreign income	331	219	411	1,298	974
Tax incentives	67	192	215	430	444
Social contribution contingency payment	506			506
Reversal of deferred income tax		(141)		(141)
Other non-taxable, income/non deductible expenses	(202)	(57)	(35)	(299)	7
Income taxes per consolidated statements of income	(351)	(2,407)	(2,146)	(4,135)	(2,568)
Brazil
Income taxes
Applicable statutory composite enacted tax rate (as a percent)				34.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,187	7,303	7,378	16,008	11,005
Income before income taxes, equity results and noncontrolling interests after exchange variation	4,187	7,303	7,378	16,008	11,005
Tax at Brazilian composite rate	(1,424)	(2,483)	(2,509)	(5,443)	(3,742)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	578	258	208	1,272	626
Tax incentives	67	192	215	430	444
Social contribution contingency payment	506			506
Other non-taxable, income/non deductible expenses	36	(63)	(38)	(14)	(68)
Income taxes per consolidated statements of income	(237)	(2,096)	(2,124)	(3,249)	(2,740)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	793	1,092	530	5,238	2,427
Exchange variation (not taxable) or not deductible	(188)	71	751	(70)	151
Income before income taxes, equity results and noncontrolling interests after exchange variation	605	1,163	1,281	5,168	2,578
Tax at Brazilian composite rate	(207)	(395)	(436)	(1,758)	(877)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	331	219	411	1,298	974
Reversal of deferred income tax		(141)		(141)
Other non-taxable, income/non deductible expenses	(238)	6	3	(285)	75
Income taxes per consolidated statements of income	$ (114)	$ (311)	$ (22)	$ (886)	$ 172